Related Party Balance and Transactions (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Related Party Balance and Transactions [Abstract]
Schedule of Related Party

As of September 30, 2025 and March 31, 2025, the balances of amounts due from a related party was as follows:

		March 31, 2025	September 30, 2025	September 30, 2025
		HK$	HK$	US$
			(Unaudited)	(Unaudited)
Act Media Co. Limited (a)	(1)	54,200	522,164	67,108
Pump Studio Limited (b)	(2)	190,000	—	—
		244,200	522,164	67,108
(1)	The balance represented the account receivable from Act Media Co. Limited which were advertising service that the Company provided. The amount was trade in nature, unsecured, interest-free and within general credit period.

(2)	The balance represented the account receivable from Pump Studio Limited which was other service that the Company provided. The amount was trade in nature, unsecured, interest-free and within general credit period.

As of September 30, 2025 and March 31, 2025, the balances of amounts due to related parties were as follows:

		March 31, 2025	September 30, 2025	September 30, 2025
		HK$	HK$	US$
			(Unaudited)	(Unaudited)
Mr. Shum Tsz Cheung (a)	(1)	1,409,403	1,244,821	159,984
Act Media Co. Limited (b)	(2)	54,075	503,650	64,729
Chen Wei (c)	(3)	—	7,670	985
		1,463,478	1,756,141	225,698
(1)	The balance represented the advance from the shareholder. The amount was unsecured, interest-free and repayable on demand.

(2)	The balance represented the account payable from Act Media Co. Limited which were advertising service that provided to the Company. The amount was trade in nature, unsecured, interest-free and within general credit period.

(3)	The balance represented the advance from the director of the subsidiary. The amount was unsecured, interest-free and repayable on demand.

For the six months ended September 30, 2025 and 2024, the related party transactions were as follows:

	Note	2024	2025	2025
		HK$	HK$	US$
		(Unaudited)	(Unaudited)	(Unaudited)
Advertising service fee paid to Act Media Co. Limited (a)	(1)	839,421	503,650	64,729
Advertising service fee paid to I am Media Limited (b)	(1)	71,250	47,250	6,073
Other cost paid to Pump Studio Limited (c)	(2)	18,467	—	—
Advertising services fee received from Act Media Co. Limited (a)	(3)	33,600	25,000	3,213
Celebrity fee received from Act Media Co. Limited (a)	(4)	129,500	761,664	97,889
Advertising services fee received from Pump Studio Limited (c)	(3)	10,000	—	—
(1)	Act Media Co. Limited and I am Media Limited provided online and offline advertising and web banner services for the Company and the related parties charged an advertising fee for providing such services. The price was agreed between both parties and the advertising service was charged with reference to the market price of the advertising service. The advertising service was recorded as advertising fee in the cost of services.

(2)	Pump Studio Limited charged the Company for other cost of the Company. The amount was recorded in the Company’s cost of service.

(3)	The Company mainly provided online and offline advertising service for Act Media Co. Limited and Pump Studio Limited and the Company charged a fee for the service. The online and offline advertising fee was recorded as revenue.

(4)	The Company solicited celebrities for Act Media Co. Limited to promote the customers’ advertising campaigns. The celebrity fee was recorded as revenue.

As of March 31, 2025 and 2024, the balances of amounts due from a related party was as follows:

		2024	2025	2025
		HK$	HK$	US$
Act Media Co. Limited (a)	(1)	103,000	54,200	6,967
Pump Studio Limited (b)	(2)	190,000	190,000	24,422
		293,000	244,200	31,389
(1)	The balance represented the account receivable from Act Media Co. Limited which were advertising service that the Company provided. The amount was trade in nature, unsecured, interest-free and within general credit period.
(2)	The balance represented the account receivable from Pump Studio Limited which was other service that the Company provided. The amount was trade in nature, unsecured, interest-free and within general credit period.

As of March 31, 2025 and 2024, the balances of amounts due to related parties were as follows:

		2024	2025	2025
		HK$	HK$	US$
Mr. Shum Tsz Cheung (a)	(1)	3	1,409,403	181,160
Act Media Co. Limited (b)	(2)	1,670,702	54,075	6,951
I am Media Limited (c)	(3)	205,875	—	—
		1,876,580	1,463,478	188,111
(1)	The balance represented the advance from the shareholder. The amount was unsecured, interest-free and repayable on demand.
(2)	The balance represented the account payable from Act Media Co. Limited which were advertising service that provided to the Company. The amount was trade in nature, unsecured, interest-free and within general credit period.
(3)	The balance represented the account payable from I am Media Limited which were advertising service that provided to the Company. The amount was trade in nature, unsecured, interest-free and within general credit period.

For the years ended March 31, 2025, 2024 and 2023, the related party transactions were as follows:

	Note	2024	2025	2025
		HK$	HK$	US$
Advertising service fee paid to Act Media Co. Limited (a)	(1)	3,934,433	1,415,546	181,949
Celebrity fee paid to Act Media Co. Limited (a)	(2)	28,200	23,300	2,995
Advertising service fee paid to I am Media Limited (b)	(1)	535,875	189,375	24,342
Advertising service fee paid to Pump Studio Limited (c)	(1)	17,500	—	—
Other cost paid to Pump Studio Limited (c)	(3)	—	18,467	2,374
Advertising services fee received from Act Media Co. Limited (a)	(4)	46,000	33,600	4,319
Celebrity fee received from Act Media Co. Limited (a)	(5)	1,045,200	290,200	37,301
Advertising services fee received from Pump Studio Limited (c)	(4)	165,000	157,850	20,289
Other services fee received from Pump Studio Limited (c)	(6)	190,000	—	—
(1)	Act Media Co. Limited, I am Media Limited and Pump Studio Limited provided online and offline advertising and web banner services for the Company and the related parties charged an advertising fee for providing such services. The price was agreed between both parties and the advertising service was charged with reference to the market price of the advertising service. The advertising service was recorded as advertising fee in the cost of services.

(2)	Act Media Co. Limited and Pump Studio Limited charged the Company for a fee for soliciting celebrity to promote the customers’ advertising campaigns. The amount was recorded in the Company’s cost of service.

(3)	Pump Studio Limited charged the Company for other cost of the Company. The amount was recorded in the Company’s cost of service.

(4)	The Company mainly provided online and offline advertising service for Act Media Co. Limited and Pump Studio Limited and the Company charged a fee for the service. The online and offline advertising fee was recorded as revenue.

(5)	The Company solicited celebrities for Act Media Co. Limited to promote the customers’ advertising campaigns. The celebrity fee was recorded as revenue.

(6)	The Company provided administrative services for Pump Studio Limited to promote the customers’ advertising campaigns. The other services was recorded as revenue.